Segment Operating Results and Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Automotive USD ($)	Mar. 31, 2012 Automotive JPY (¥)	Mar. 31, 2011 Automotive JPY (¥)	Mar. 31, 2010 Automotive JPY (¥)	Mar. 31, 2012 Financial Services USD ($)	Mar. 31, 2012 Financial Services JPY (¥)	Mar. 31, 2011 Financial Services JPY (¥)	Mar. 31, 2010 Financial Services JPY (¥)	Mar. 31, 2012 All Other USD ($)	Mar. 31, 2012 All Other JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2010 All Other JPY (¥)	Mar. 31, 2012 Inter-segment Elimination/ Unallocated Amount USD ($)	Mar. 31, 2012 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2010 Inter-segment Elimination/ Unallocated Amount JPY (¥)
Net revenues
Sales to external customers	$ 226,106	¥ 18,583,653	¥ 18,993,688	¥ 18,950,973	$ 206,404	¥ 16,964,378	¥ 17,322,753	¥ 17,187,308	$ 13,040	¥ 1,071,737	¥ 1,173,168	¥ 1,226,244	$ 6,662	¥ 547,538	¥ 497,767	¥ 537,421
Inter-segment sales and transfers					367	30,168	14,567	10,120	348	28,587	19,037	19,163	6,100	501,377	474,485	410,194	(6,815)	(560,132)	(508,089)	(439,477)
Total	226,106	18,583,653	18,993,688	18,950,973	206,771	16,994,546	17,337,320	17,197,428	13,388	1,100,324	1,192,205	1,245,407	12,762	1,048,915	972,252	947,615	(6,815)	(560,132)	(508,089)	(439,477)
Operating expenses	221,779	18,228,026	18,525,409	18,803,457	206,507	16,972,863	17,251,347	17,283,798	9,660	793,886	833,925	998,480	12,250	1,006,853	937,010	956,475	(6,638)	(545,576)	(496,873)	(435,296)
Operating income (loss)	4,327	355,627	468,279	147,516	264	21,683	85,973	(86,370)	3,728	306,438	358,280	246,927	512	42,062	35,242	(8,860)	(177)	(14,556)	(11,216)	(4,181)
Assets	372,928	30,650,965	29,818,166	30,349,287	149,189	12,261,814	11,341,558	12,359,404	160,269	13,172,548	13,365,394	13,274,953	14,129	1,161,224	1,146,720	1,119,635	49,341	4,055,379	3,964,494	3,595,295
Investment in equity method investees	23,289	1,914,129	1,817,988	1,867,440	22,846	1,877,720	1,784,539	1,692,702	47	3,887	3,519	129,745	58	4,765	3,045		338	27,757	26,885	44,993
Depreciation expense	12,992	1,067,830	1,175,573	1,414,569	9,053	744,067	819,075	1,018,935	3,635	298,757	330,865	348,820	304	25,006	25,633	46,814
Capital expenditure	$ 18,641	¥ 1,532,082	¥ 1,691,191	¥ 1,437,601	$ 9,695	¥ 796,839	¥ 691,867	¥ 616,216	$ 8,312	¥ 683,161	¥ 991,330	¥ 774,102	$ 430	¥ 35,340	¥ 21,058	¥ 21,751	$ 204	¥ 16,742	¥ (13,064)	¥ 25,532